Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of receivables from contracts with customers [Table Text Block]
	Year ended December 31,
	2018	2017
Balance, beginning of year	1,249	616
Revenue recognized	161,918	256,203
Payments collected	(156,880)	(255,570)
Derecognized on closing of JV Transaction	(6,287)	-
Balance, end of year	-	1,249